PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Disclosure of net defined benefit liability (asset) [line items]
Net periodic pension benefit cost		Rp 1,600	Rp 2,080	Rp 1,361
Defined benefit plan actuarial gain (loss) - net of tax	$ (335)	(4,820)	2,375	2,058
Post-employment health care benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Service costs				9
Plan administration cost		160	140	144
Net interest cost		175	136	12
Net periodic pension benefit cost		335	276	165
Amount charged to subsidiaries under contractual agreements				(2)
Net periodic pension benefit cost		335	276	163
Experience adjustments		(1,100)	(1,198)	26
Changes in demographic assumptions				66
Changes in financial assumptions		(2,541)	2,658	1,736
Return on plan assets (excluding amount included in net interest expense)		1,082	(909)	(519)
Defined benefit plan actuarial gain (loss) - net of tax		Rp (2,559)	Rp 551	Rp 1,309